Schedule of Investments (unaudited)	iShares® MSCI USA Momentum Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Textron Inc.	269,998	$18,697,361
Automobiles — 6.0%
Ford Motor Co.	6,538,998	92,592,211
Tesla Inc. (a)	635,188	553,096,303
		645,688,514
Banks — 11.0%
Bank of America Corp.	10,283,320	366,908,858
JPMorgan Chase & Co.	3,350,523	399,918,425
PNC Financial Services Group Inc. (The)	520,081	86,385,454
Signature Bank/New York NY	138,834	33,632,537
SVB Financial Group(a)	89,358	43,574,535
Wells Fargo & Co.	5,882,867	256,669,487
		1,187,089,296
Biotechnology — 1.6%
Horizon Therapeutics PLC(a)	222,502	21,929,797
Moderna Inc. (a)(b)	1,097,275	147,484,733
		169,414,530
Building Products — 0.8%
Carrier Global Corp.	895,591	34,274,267
Johnson Controls International PLC	934,824	55,967,913
		90,242,180
Capital Markets — 9.6%
Ameriprise Financial Inc.	131,680	34,959,723
BlackRock Inc. (c)	170,924	106,772,804
Blackstone Inc., NVS	1,743,558	177,093,186
Carlyle Group Inc. (The)	279,802	10,154,015
Cboe Global Markets Inc.	157,392	17,782,148
Charles Schwab Corp. (The)	1,908,286	126,576,610
FactSet Research Systems Inc.	52,833	21,317,587
Goldman Sachs Group Inc. (The)	517,732	158,161,949
KKR & Co. Inc.	986,698	50,291,997
Morgan Stanley	2,186,771	176,231,875
MSCI Inc.	155,008	65,297,120
Nasdaq Inc.	209,445	32,960,360
Raymond James Financial Inc.	245,369	23,913,663
T Rowe Price Group Inc.	331,992	40,848,296
		1,042,361,333
Chemicals — 0.9%
Albemarle Corp.	229,222	44,200,878
CF Industries Holdings Inc.	257,486	24,932,370
Mosaic Co. (The)	435,617	27,191,213
		96,324,461
Commercial Services & Supplies — 1.3%
Republic Services Inc.	369,323	49,588,999
Waste Management Inc.	581,013	95,541,778
		145,130,777
Communications Equipment — 0.8%
Arista Networks Inc. (a)(b)	325,621	37,632,019
Motorola Solutions Inc.	250,246	53,475,068
		91,107,087
Consumer Finance — 0.0%
Upstart Holdings Inc. (a)(b)	61,151	4,587,548
Distributors — 0.2%
Pool Corp.	45,485	18,431,432
Security	Shares	Value
Diversified Financial Services — 0.2%
Apollo Global Management Inc.	497,040	$24,732,710
Electrical Equipment — 0.4%
Generac Holdings Inc. (a)(b)	129,423	28,392,818
Plug Power Inc. (a)(b)	607,627	12,772,319
		41,165,137
Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies Inc. (a)	272,248	38,188,227
Zebra Technologies Corp., Class A(a)	59,210	21,887,569
		60,075,796
Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A(a)(b)	1,643,826	25,150,538
Equity Real Estate Investment Trusts (REITs) — 0.9%
Camden Property Trust	162,148	25,439,400
Extra Space Storage Inc.	218,930	41,596,700
Mid-America Apartment Communities Inc.	165,843	32,618,001
		99,654,101
Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	743,807	395,497,058
Food Products — 0.2%
Bunge Ltd.	144,515	16,347,537
Health Care Equipment & Supplies — 1.8%
Dexcom Inc. (a)(b)	152,118	62,152,373
Edwards Lifesciences Corp. (a)(b)	858,364	90,797,744
IDEXX Laboratories Inc. (a)	96,803	41,671,755
		194,621,872
Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International	400,490	16,436,110
Insurance — 2.7%
Aon PLC, Class A	336,258	96,838,941
Arthur J Gallagher & Co.	275,082	46,348,566
Hartford Financial Services Group Inc. (The)	368,177	25,746,618
Marsh & McLennan Companies Inc.	757,877	122,548,711
		291,482,836
Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)(b)	120,826	275,747,889
Alphabet Inc., Class C, NVS(a)	110,910	255,018,690
		530,766,579
Internet & Direct Marketing Retail — 0.6%
DoorDash Inc., Class A(a)(b)	159,221	12,965,366
eBay Inc.	928,168	48,190,483
		61,155,849
IT Services — 5.7%
Accenture PLC, Class A	1,009,537	303,224,533
Affirm Holdings Inc. (a)(b)	278,592	7,995,591
Cloudflare Inc., Class A(a)	758,158	65,307,730
EPAM Systems Inc. (a)(b)	128,669	34,095,998
Gartner Inc. (a)(b)	215,629	62,651,006
MongoDB Inc., Class A(a)(b)	95,797	34,001,229
Paychex Inc.	434,192	55,025,152
Snowflake Inc., Class A(a)	302,829	51,917,004
		614,218,243
Life Sciences Tools & Services — 4.7%
Agilent Technologies Inc.	401,143	47,844,326
Avantor Inc. (a)	696,705	22,210,955
Bio-Techne Corp.	65,001	24,680,230

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Momentum Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International Inc. (a)	82,043	$19,814,205
PerkinElmer Inc. (b)	153,389	22,488,361
Thermo Fisher Scientific Inc.	564,831	312,306,356
Waters Corp. (a)(b)	83,863	25,412,166
West Pharmaceutical Services Inc.	112,964	35,590,438
		510,347,037
Media — 0.1%
Interpublic Group of Companies Inc. (The)	491,400	16,029,468
Metals & Mining — 1.0%
Nucor Corp.	546,306	84,557,243
Steel Dynamics Inc.	281,404	24,130,393
		108,687,636
Multiline Retail — 1.4%
Target Corp.	672,445	153,754,549
Oil, Gas & Consumable Fuels — 6.6%
Cheniere Energy Inc.	451,371	61,300,696
ConocoPhillips	2,644,532	252,605,697
Devon Energy Corp.	1,558,007	90,629,267
Diamondback Energy Inc.	322,206	40,672,063
EOG Resources Inc.	901,278	105,233,219
Occidental Petroleum Corp.	1,534,319	84,525,634
Pioneer Natural Resources Co.	320,415	74,486,875
		709,453,451
Pharmaceuticals — 4.4%
Eli Lilly & Co.	1,622,325	473,929,802
Professional Services — 0.5%
Equifax Inc.	183,530	37,352,025
Robert Half International Inc.	202,728	19,930,190
		57,282,215
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	458,645	38,085,881
Road & Rail — 0.5%
AMERCO	16,946	9,074,244
Old Dominion Freight Line Inc.	174,983	49,016,238
		58,090,482
Semiconductors & Semiconductor Equipment — 6.5%
Applied Materials Inc.	1,078,871	119,053,415
Entegris Inc.	183,529	20,443,295
KLA Corp.	179,196	57,210,115
Marvell Technology Inc.	1,329,412	77,212,249
Monolithic Power Systems Inc.	62,910	24,675,818
NVIDIA Corp.	2,198,600	407,774,342
		706,369,234
Software — 18.1%
Adobe Inc. (a)(b)	657,597	260,375,532
Asana Inc., Class A(a)(b)	212,090	5,684,012
Bill.com Holdings Inc. (a)(b)	238,631	40,736,698
Cadence Design Systems Inc. (a)	400,358	60,394,004
Security	Shares	Value

Software (continued)
Crowdstrike Holdings Inc., Class A(a)(b)	345,558	$68,683,108
Datadog Inc., Class A(a)	470,716	56,853,079
Dynatrace Inc. (a)	342,929	13,154,756
Fortinet Inc. (a)(b)	386,155	111,602,657
HubSpot Inc. (a)	87,264	33,110,580
Intuit Inc.	601,223	251,762,131
Microsoft Corp.	2,040,627	566,314,805
Oracle Corp.	3,179,121	233,347,481
Palantir Technologies Inc., Class A(a)(b)	2,658,357	27,646,913
Palo Alto Networks Inc. (a)(b)	196,428	110,251,108
Synopsys Inc. (a)	225,494	64,669,424
Tyler Technologies Inc. (a)(b)	56,721	22,388,346
Unity Software Inc. (a)(b)	85,590	5,684,032
Zscaler Inc. (a)	143,723	29,138,401
		1,961,797,067
Specialty Retail — 0.4%
Bath & Body Works Inc.	359,348	19,005,916
Tractor Supply Co.	132,118	26,615,171
		45,621,087
Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies Inc., Class C	306,737	14,419,707
NetApp Inc.	314,253	23,019,032
		37,438,739
Trading Companies & Distributors — 0.3%
United Rentals Inc. (a)(b)	85,876	27,181,471
Total Common Stocks — 99.7%
(Cost: $12,320,945,246)		10,784,447,004

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	162,282,587	162,282,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	19,010,000	19,010,000
		181,292,587
Total Short-Term Investments — 1.7%
(Cost: $181,212,420)		181,292,587
Total Investments in Securities — 101.4%
(Cost: $12,502,157,666)		10,965,739,591
Other Assets, Less Liabilities — (1.4)%		(151,166,162)
Net Assets — 100.0%		$10,814,573,429

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Momentum Factor ETF

April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$116,460,162	$45,899,269	(a)	$—		$(110,277)	$33,433	$162,282,587	162,282,587	$278,874	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,140,000	—		(4,130,000	)(a)	—	—	19,010,000	19,010,000	9,516		—
BlackRock Inc.	177,471,544	73,401,223		(104,165,708)		23,027,056	(62,961,311)	106,772,804	170,924	2,500,355		—
						$22,916,779	$(62,927,878)	$288,065,391		$2,788,745		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	141	06/17/22	$29,099	$(1,245,155)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Momentum Factor ETF

April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,784,447,004	$—	$—	$10,784,447,004
Money Market Funds	181,292,587	—	—	181,292,587
	$10,965,739,591	$—	$—	$10,965,739,591
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,245,155)	$—	$—	$(1,245,155)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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